Postretirement Benefits Other Than Pensions (Tables)	12 Months Ended
Dec. 31, 2012
Change in Benefit Obligation of the Postretirement Plans to the Accrued Postretirement Liability

The following table reconciles the change in benefit obligation of the postretirement plans to the accrued postretirement liability as reflected in other liabilities in the accompanying consolidated balance sheets at December 31 (amounts in thousands):

	2012	2011
Benefit obligation at beginning of year	$24,621	$19,937
Service cost	42	46
Interest cost	790	1,052
Actuarial loss	958	5,492
Amendments	(16,508)	(1,075)
Benefits paid	(1,156)	(831)

Benefit obligation at end of year	$8,747	$24,621

Net Postretirement Benefit Expense Components

Net postretirement benefit expense reflected in the accompanying consolidated statements of operations included the following components for the years ended December 31 (amounts in thousands):

	2012	2011	2010
Service cost	$42	$46	$51
Interest cost	790	1,052	1,045
Amortization of net actuarial loss	491	2	—
Amortization of prior service cost	(682)	(678)	(244)
Curtailment gain	(310)	—	—

Net postretirement benefit expense	$331	$422	$852

Weighted-Average Assumptions Used to Determine the Benefit Obligation

The weighted-average assumptions used to determine the benefit obligation at December 31 are as follows:

	2012	2011	2010
Discount rate	3.08%	4.21%	5.29%
Measurement date	12/31/2012	12/31/2011	12/31/2010

Weighted-Average Assumptions Used to Determine the Net Postretirement Benefit Expense

The weighted-average assumptions used to determine the net postretirement benefit expense for years ended December 31 are as follows:

	2012	2011	2010
Discount rate	3.92%	5.29%	5.77%
Measurement date	12/31/2012	12/31/2011	12/31/2010

Expected Future Benefit Payments

The Company expects to contribute $0.9 million to the plan in 2013. Based on the Company’s assumptions discussed above, the Company expects to make the following estimated future benefit payments under the plan during the years ending December 31 (amounts in thousands):

2013	$864
2014	818
2015	776
2016	733
2017	701
2018-2022	2,854